UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00746

MAIN STREET CAPITAL CORPORATION
(Name of Registrant)

1300 Post Oak Boulevard, 8th Floor
Houston, Texas 77056
(Address of Principal Executive Office)

The undersigned hereby amends the Notification of Redemption of Securities filed with the Securities and Exchange Commission (the “Commission”) on September 25, 2025 (the “Original Notice”) to notify the Commission of a revision to the Original Notice as follows:

(2)    Date on which the securities are to be redeemed:

The Notes will be redeemed on September 26, 2025 (the “Redemption Date”).

Except as otherwise expressly amended herein, the terms of the Original Notice remain in full force and effect.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this amendment to Notification of Redemption of Securities to be signed on its behalf by the undersigned on this 25th day of September, 2025.

Main Street Capital Corporation

By:	/s/ Ryan R. Nelson
Name: Ryan R. Nelson
Title: Chief Financial Officer